SA Invesco Growth Opportunities Portfolio Annual Fund Operating Expenses - SA Invesco Growth Opportunities Portfolio	Dec. 31, 2025
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.82%
Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.97%
Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.07%